Goodwill and intangible assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated goodwill impairment loss	$ 39,100,000	$ 0
Amortization expense	$ 7,200,000	$ 9,700,000	$ 10,100,000